NOTES PAYABLE - Summary of notes payable (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Notes payable	$ 61,851	$ 549,329	$ 550,761
Notes payable for insurance premium financing
Debt Instrument [Line Items]
Notes payable	$ 61,851	24,329	25,761
Loan from Silicon Valley Bank
Debt Instrument [Line Items]
Notes payable		$ 525,000	$ 525,000